Intangible assets and goodwill_Details of allocated goodwill based on each cash generating unit (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [Line Items]
Goodwill	₩ 334,290	₩ 350,682
Description of basis on which unit's recoverable amount has been determined	The recoverable amount of the cash-generating unit is measured at larger amount among the fair value less costs to sell or the value to use.
Description of valuation techniques used to measure fair value less costs of disposal	The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm's length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit.
Description of key assumptions on which management has based cash flow projections	Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group estimates cash flows based on an annual growth rate of up to 4.0% in relation to cash flows after the longest period. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units.
Explanation of main events and circumstances that led to recognition of impairment losses and reversals of impairment losses	The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs. As a result of the impairment test on goodwill, it is determined that the carrying amount of the cash-generating unit to which the goodwill has been allocated will not exceed the recoverable amount.
Woori Asset Management Corp.
Disclosure of information for cash-generating units [Line Items]
Goodwill	₩ 43,036	43,036
Discount rate	15.24%
Terminal growth rate	1.00%
Recoverable amount	₩ 129,877
Carrying amount	126,522
Woori Global Asset Management Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	₩ 2,030	2,030
Discount rate	14.89%
Terminal growth rate	1.00%
Recoverable amount	₩ 55,346
Carrying amount	30,475
Woori Asset Trust Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	₩ 141,780	141,780
Discount rate	19.68%
Terminal growth rate	1.00%
Recoverable amount	₩ 285,319
Carrying amount	238,857
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of information for cash-generating units [Line Items]
Goodwill	₩ 92,831	106,173
Discount rate	11.41%
Terminal growth rate	0.00%
Recoverable amount	₩ 573,559
Carrying amount	571,704
WB Finance Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	₩ 47,924	49,374
Discount rate	16.10%
Terminal growth rate	0.00%
Recoverable amount	₩ 196,977
Carrying amount	142,224
Others
Disclosure of information for cash-generating units [Line Items]
Goodwill	₩ 6,689	₩ 8,289